Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Curtailments	$ (80)
Net periodic expenses recognized in net profit	470	$ 502	$ 461
Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	500	453
Interest expense related to defined benefit obligation	147	190
Interest income related to plan assets	(159)	(196)
Interest expense on asset ceiling effect	15	12
Administration expenses, taxes and premiums paid	17	17
Past service cost related to plan amendments	4	3
Curtailments	(80)	0
Net periodic expenses recognized in net profit	444	479
Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	494	447
Interest expense related to defined benefit obligation	58	72
Interest income related to plan assets	(74)	(84)
Interest expense on asset ceiling effect	15	12
Administration expenses, taxes and premiums paid	13	13
Past service cost related to plan amendments	0	0
Curtailments	(80)	0
Net periodic expenses recognized in net profit	426	459
UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	0	0
Interest expense related to defined benefit obligation	58	73
Interest income related to plan assets	(58)	(73)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	0	0
Past service cost related to plan amendments	0	3
Curtailments	0	0
Net periodic expenses recognized in net profit	0	3
US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	6	6
Interest expense related to defined benefit obligation	30	45
Interest income related to plan assets	(26)	(38)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	4	4
Past service cost related to plan amendments	4	0
Curtailments	0	0
Net periodic expenses recognized in net profit	18	18
Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Net periodic expenses recognized in net profit	25	23
UBS AG
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Curtailments	(49)
Net periodic expenses recognized in net profit	280	306
UBS AG | Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	291	268
Interest expense related to defined benefit obligation	122	159
Interest income related to plan assets	(127)	(159)
Interest expense on asset ceiling effect	8	7
Administration expenses, taxes and premiums paid	11	11
Past service cost related to plan amendments	4	3
Curtailments	(49)	0
Net periodic expenses recognized in net profit	261	289
UBS AG | Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	285	262
Interest expense related to defined benefit obligation	33	40
Interest income related to plan assets	(42)	(48)
Interest expense on asset ceiling effect	8	7
Administration expenses, taxes and premiums paid	8	8
Past service cost related to plan amendments	0	0
Curtailments	(49)	0
Net periodic expenses recognized in net profit	243	269
UBS AG | UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	0	0
Interest expense related to defined benefit obligation	58	73
Interest income related to plan assets	(58)	(73)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	0	0
Past service cost related to plan amendments	0	3
Curtailments	0	0
Net periodic expenses recognized in net profit	0	3
UBS AG | US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	6	6
Interest expense related to defined benefit obligation	30	45
Interest income related to plan assets	(26)	(38)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	4	4
Past service cost related to plan amendments	4	0
Curtailments	0	0
Net periodic expenses recognized in net profit	18	18
UBS AG | Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Net periodic expenses recognized in net profit	$ 19	$ 17